Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of June 30, 2018 and December 31, 2017. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	June 30, 2018		December 31, 2017
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$45,085	$45,085	$46,104	$46,104
Current derivative assets:
Interest rate swap contracts	3,693	3,693	950	950
Foreign exchange forward contracts	182	182	629	629
Non-current derivative assets:
Interest rate swap contracts	19,765	19,765	9,850	9,850
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3	3	961	961
Foreign exchange forward contracts	258	258	17	17
Non-current derivative liabilities:
Interest rate swap contracts	—	—	164	164
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,117,045	1,115,285	1,033,330	1,032,484

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of June 30, 2018 and December 31, 2017:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	Carrying Value June 30, 2018	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$45,085	$45,085	$—	$—
Current derivative assets:
Interest rate swap contracts	3,693	—	3,693	—
Foreign exchange forward contracts	182	—	182	—
Non-current derivative assets:
Interest rate swap contracts	19,765	—	19,765	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3	—	3	—
Foreign exchange forward contracts	258	—	258	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,117,045	—	1,115,285	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	Carrying Value December 31, 2017	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$46,104	$46,104	$—	$—
Current derivative assets:
Interest rate swap contracts	950	—	950	—
Foreign exchange forward contracts	629	—	629	—
Non-current derivative assets:
Interest rate swap contracts	9,850	—	9,850	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	961	—	961	—
Foreign exchange forward contracts	17	—	17	—
Non-current derivative liabilities:
Interest rate swap contracts	164	—	164	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,033,330	—	1,032,484	—